UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM 24F-2
               Annual Notice of  Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
               ProShares Trust
               7501 Wisconsin Avenue, Suite 1000E
               Bethesda, MD 20814
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  2.   The name of each series or class of securities for which this
       Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

               Ultra S&P500
               Ultra QQQ
               Ultra Dow30
               Ultra MidCap400
               Short S&P500
               Short QQQ
               Short Dow30
               Short MidCap400
               UltraShort S&P500
               UltraShort QQQ
               UltraShort Dow30
               UltraShort MidCap400
               Ultra Russell2000
               UltraShort Russell2000
               Short Russell2000
               Ultra SmallCap600
               UltraShort SmallCap600
               Short SmallCap600
               Ultra Basic Materials
               Ultra Consumer Goods
               Ultra Consumer Services
               Ultra Financials
               Ultra Health Care
               Ultra Industrials
               Ultra Oil & Gas
               Ultra Technology
               Ultra Utilities
               Ultra Real Estate
               Ultra Semiconductors
               UltraShort Basic Materials
               UltraShort Consumer Goods
               UltraShort Consumer Services
               UltraShort Financials
               UltraShort Health Care
               UltraShort Industrials
               UltraShort Oil & Gas
               UltraShort Technology
               UltraShort Utilities
               UltraShort Real Estate
               UltraShort Semiconductors
               Short MSCI EAFE
               UltraShort MSCI EAFE
               Short MSCI Emerging Markets
               UltraShort MSCI Emerging Markets
               UltraShort MSCI Japan
               UltraShort FTSE China 50
               Ultra Telecommunications
               UltraShort 7-10 Year Treasury
               UltraShort 20+ Year Treasury
               Short Financials
               Short Oil & Gas
               Ultra MSCI EAFE
               Ultra MSCI Emerging Markets
               Ultra FTSE China 50
               Ultra MSCI Japan
               UltraShort FTSE Europe
               UltraShort MSCI Brazil Capped
               UltraPro S&P500
               UltraPro Short S&P500
               Large Cap Core Plus
               Short 20+ Year Treasury
               Ultra 7-10 Year Treasury
               Ultra 20+ Year Treasury
               UltraPro MidCap400
               UltraPro Short MidCap400
               UltraPro QQQ
               UltraPro Short QQQ
               UltraPro Dow30
               UltraPro Short Dow30
               UltraPro Russell2000
               UltraPro Short Russell2000
               Short Basic Materials
               Short Real Estate
               Short FTSE China 50
               Ultra Nasdaq Biotechnology
               UltraShort Nasdaq Biotechnology
               Ultra FTSE Europe
               Ultra MSCI Brazil Capped
               RAFI Long/Short
               Short High Yield
               Short 7-10 Year Treasury
               Ultra High Yield
               Hedge Replication ETF
               ProShares Inflation Expectations ETF
               UltraPro Short 20+ Year Treasury
               UltraPro Financial Select Sector
               UltraPro Short Financial Select Sector
               Merger ETF
               Global Listed Private Equity ETF
               High Yield-Interest Rate Hedged
               S&P 500 Dividend Aristocrats ETF
               Investment Grade-Interest Rate Hedged
               Short Term USD Emerging Markets Bond ETF
               DJ Brookfield Global Infrastructure ETF
               CDS Short North American HY Credit ETF
               MSCI EAFE Dividend Growers ETF
               Morningstar Alternatives Solution ETF
               Russell 2000 Dividend Growers ETF
               S&P Midcap 400 Dividend Aristocrats ETF
               Ultra Gold Miners
               UltraShort Gold Miners
               UltraPro Nasdaq Biotechnology
               UltraPro Short Nasdaq Biotechnology
               MSCI Europe Dividend Growers ETF
               S&P 500 ex-Energy ETF
               S&P 500 ex-Financials ETF
               S&P 500 ex-Health Care ETF
               S&P 500 ex-Technology ETF
               MSCI Emerging Markets Dividend Growers ETF
               Managed Futures Strategy ETF
               K-1 Free Crude Oil Strategy ETF
               Equities for Rising Rates ETF
               Decline of the Retail Store ETF
               Long Online/Short Stores Retail ETF
               S&P 500 Bond ETF
               UltraShort MSCI Mexico Capped IMI
               Ultra S&P Regional Banking
               Short S&P Regional Banking
               Ultra MSCI Mexico Capped IMI
               UltraShort TIPS
               UltraShort 3-7 Year Treasury
               German Sovereign / Sub-Sovereign ETF
               USD Covered Bond
               Ultra Junior Miners
               Ultra Oil & Gas Exploration & Production
               UltraShort Oil & Gas Exploration & Production Hedged FTSE Europe ETF
               Hedged FTSE Japan ETF

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  3.   Investment Company Act File Number:      811-21114

       Securities Act File Number:              333-89822

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 4(a). Last day of the fiscal year for which this notice is filed:
               May 31, 2018

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 4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                          $25,658,365,573
                                                       ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                          $24,346,880,800
                                                       ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                                       $0
                                                         ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                               -          $24,346,880,800
                                                       ------------------
       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                           $1,311,484,773
                                                         ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                                       $0
                                                         ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                0.0001245
                                                         ----------------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                               =              $163,279.85
                                                         ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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  7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                               +                       $0
                                                         ----------------
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  8.   Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:

                                               =              $163,279.85
                                                         ----------------
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  9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       August 22, 2018

       Method of Delivery:
               [X] Wire Transfer
               [ ] Mail or other means


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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



       By (Signature and Title)*     /s/ Troy Sheets
				    -------------------------------------
               			    Troy Sheets, Treasurer

       Date:   August 22, 2018
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       *Please print the name and title of the signing officer below the signature.